Forfeiture Shares (Tables)	9 Months Ended
Sep. 30, 2024
Forfeiture Shares (Tables) [Line Items]
Schedule of Changes in Fair Value of Forfeited Shares	The table below sets forth a summary of the changes in the fair value of the Forfeiture Shares classified as Level 3:
		Nine months ended September 30, 2024	Year ended December 31, 2023
		U.S. dollars in thousands
Balance at beginning of period		38	1,751
Changes in fair value		(38)	(1,713)
Balance at end of the period	(*)	-	38
(*)	Less than $1 thousand

Forfeiture Shares [Member]
Forfeiture Shares (Tables) [Line Items]
Schedule of Fair Value of Forfeited Shares	The fair value of the Forfeiture Shares was computed using the following key assumptions:
	September 30, 2024	December 31, 2023
Stock price	2.20	2.45
Expected term (years)	1.00	0.75-1.75
Expected volatility	55.20%	30.95%-60.31%
Risk-free interest rate	3.98%	4.37%-5.03%